Investments in and Advances to Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2011
Investments in and Advances to Affiliated Companies (Tables) [Abstract]
Investments in and advances to affiliated companies

			Thousands of
	Millions of yen		U. S. dollars
	2011	2010	2011
Investments in capital stock	¥23,206	¥21,688	$279,590
Advances	1,909	2,314	23,000

Total	¥25,115	¥24,002	$302,590

Summarized Financial Information for Affiliated Companies

			Thousands of
	Millions of yen		U. S. dollars
	2011	2010	2011
Current assets	¥118,206	¥107,097	$1,424,169
Net property, plant and equipment—less accumulated depreciation	40,068	42,207	482,747
Investments and other assets	27,672	22,246	333,397

Total assets	¥185,946	¥171,550	$2,240,313

Current liabilities	¥87,471	¥79,894	$1,053,867
Noncurrent liabilities	38,923	35,156	468,952
Equity	59,552	56,500	717,494

Total liabilities and equity	¥185,946	¥171,550	$2,240,313

				Thousands of
	Millions of yen			U. S. dollars
	2011	2010	2009	2011
Net sales	¥208,959	¥168,418	¥205,798	$2,517,578

Net income	¥5,602	¥3,229	¥1,300	$67,494